Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (37,849,665)	$ (77,208,118)	$ (8,238,513)
Cayman [Member]
Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	(7,186,161)	(8,837,141)	(7,120,310)
United States [Member]
Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	(527,712)	(617,057)	(541,744)
Hong Kong [Member]
Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	(9,114,811)	(67,753,920)	(576,459)
Dubai [Member]
Income Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Income (loss) before provision for income taxes	$ (21,020,981)